Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-38015
Entity Registrant Name	NextTrip, Inc.
Entity Central Index Key	0000788611
Entity Tax Identification Number	27-1865814
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1560 Sawgrass Corporate Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Sunrise
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33323
City Area Code	(505)
Local Phone Number	438-2576
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NTRP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false